Borrowings (Tables)	6 Months Ended
Mar. 31, 2024
Borrowings [Abstract]
Schedule of Borrowings and Capital Expenditures	As of September 30, 2023 and March 31, 2024, the bank borrowings were for working capital and capital expenditures. Borrowings consisted of the following:
Creditors	Interest Rate	Borrowing date	Maturity date	As of September 30, 2023	As of March 31, 2024
					(Unaudited)
Bank of Jiangsu (1)	6.09%	12/15/2022	12/14/2023	$109,649	$-
Bank of Jiangsu (1)	6.09%	1/25/2024	1/24/2025	-	110,799
Bank of Jiangsu (2)	3.95%	8/31/2023	8/30/2024	274,123	276,996
Bank of Jiangsu (3)	3.80%	12/19/2023	12/15/2024	-	553,994
Agricultural Bank of China (4)	4.10%	3/24/2023	3/23/2024	616,776	-
Agricultural Bank of China(4)	3.20%	3/19/2024	3/18/2025	-	581,693
Agricultural Bank of China(5)	3.05%	12/29/2023	12/21/2024	-	1,329,585
Total short-term borrowings				1,000,548	2,853,067
Bank of Jiangnan (6)	4.80%	6/27/2023	6/21/2030	4,385,965	4,431,948
Bank of Jiangnan (6)	4.80%	11/15/2023	6/21/2030	-	1,772,780
Bank of Jiangnan (6)	4.80%	2/6/2024	6/21/2030	-	706,342
Total long-term borrowings				4,385,965	6,911,070
Total borrowings				$5,386,513	$9,764,137
(1)	On December 14, 2022, Changzhou EZGO obtained a revolving line of credit of RMB800,000 ($110,799) from Bank of Jiangsu with three years term from December 14, 2022 to December 14, 2025. On December 15, 2022, Changzhou EZGO withdrew RMB800,000 ($109,649) from this line of credit, with an effective annual interest rate of 6.09% and a term of 12 months, which was fully repaid on January 3, 2024. On January 25, 2024, Changzhou EZGO withdrew another RMB800,000 ($110,799) from this line of credit, with an effective annual interest rate of 6.09% and a term of 12 months.
(2)	On August 31, 2023, Yizhiying entered into a revolving loan facility of RMB2,000,000 ($276,996) with Bank of Jiangsu, with one-year term.
(3)	On December 19, 2023, Changzhou Higgs obtained a non-revolving loan of RMB4,000,000 ($553,994) from Bank of Jiangsu secured by Feng Xiao, the legal representative of Changzhou Higgs, with one-year term.
(4)	On March 24, 2023, Changzhou EZGO entered into a non-revolving loan facility of RMB4,500,000 ($616,776) with Agricultural Bank of China, which was fully repaid on March 23, 2024. On March 19, 2024, Changzhou EZGO entered into another non-revolving loan facility of RMB4,200,000 ($581,693) with Agricultural Bank of China, secured by Jiangsu Changzhou Hi-Tech credits financing guarantee Co., Ltd

(5)    On December 29, 2023, Jiangsu Supply Chain entered into a non-revolving loan facility of RMB9,600,000 ($1,329,585) with Agricultural Bank of China. The loan facility was secured by a $1,500,000 certificate of deposit held by EZGO HK.

(6)	On June 25, 2023, Jiangsu New Energy obtained a loan facility of up to RMB56,810,000 ($7,868,094) from Bank of Jiangnan, specified for expenditures on the construction of Changzhou manufacturing plant built for the production of two-wheeler e-bicycles, intelligent unmanned patrol vehicles and graphene batteries. On June 27, 2023, November 11, 2023 and February 6, 2024, RMB32,000,000 ($4,385,965), RMB12,800,000 ($1,772,780) and RMB5,100,000 ($706,342) were drawn from the bank, respectively, of which the maturity date is June 21, 2023. The loan facility was guaranteed by Shuang Wu, Chief Operating Officer and a significant shareholder of the Company, and also pledged by the land use right of Jiangsu New Energy.